Cover	6 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Standard Lithium Ltd.
Entity Central Index Key	0001537137
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false